Segment reporting (Tables)	3 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended March 31,
		2026	2025
	Note	€m	€m
Profit for the period		28.9	32.7
Taxation		6.4	7.0
Net financing costs	6	21.4	34.1
Depreciation & amortization		24.3	24.0
Exceptional items	5	9.9	17.1
Other add-backs		1.7	5.2
Adjusted EBITDA		92.6	120.1

External Revenue by Geography

	For the three months ended March 31,
	2026	2025
	€m	€m
United Kingdom	197.8	219.3
Italy	98.2	109.9
Germany	96.3	106.0
France	45.0	52.1
Croatia	22.4	19.8
Sweden	34.6	35.5
Serbia	21.2	21.3
Austria	35.8	37.0
Norway	34.5	30.6
Spain	19.3	20.3
Switzerland	19.9	19.1
Rest of Europe	90.2	89.2
Total external revenue by geography	715.2	760.1